SCHEDULE OF GROSS OIL AND GAS REVENUE DISAGGREGATED BY REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total oil and natural gas revenues	$ 64,390	$ 48,376
Less: Royalties	(13,793)	(10,816)
Oil and natural gas revenues, net of royalties	50,597	37,560
Oil revenue [member]
IfrsStatementLineItems [Line Items]
Total oil and natural gas revenues	59,749	42,795
Natural gas revenue [member]
IfrsStatementLineItems [Line Items]
Total oil and natural gas revenues	1,742	2,759
NGL revenue [member]
IfrsStatementLineItems [Line Items]
Total oil and natural gas revenues	$ 2,899	$ 2,822